Average Annual Total Returns - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund - Return Before Taxes
	Jan. 29, 2024
Average Annual Return:
Past 1 year	2.82%
Since Inception	2.63%	[1]

[1]	AFrom September 22, 2022.